S-K 1603(a)(7) Sponsor Controlling Persons	Jan. 29, 2026
Michael Cam Phung [Member]
SPAC Sponsor Controlling Person [Line Items]
SPAC Sponsor Controlling Person Name	Michael Cam-Phung